Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
34.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Financial assets:
Financial assets at FVTPL	77,801	420,544	467,184
Derivative financial instruments	—	30,339	177,450
	77,801	450,883	644,634
Financial liabilities:
Financial liabilities at FVTPL	—	—	5,095

Management has assessed that the fair values of bank balances, accounts receivable, deposits and other receivables, restricted cash, accounts payable, other payables and accruals, borrowings, redeemable shares classified as financial liabilities, deferred underwriting commissions, amounts due to subsidiaries’ non-controlling shareholders and amount due to ultimate holding company approximate to their carrying amounts largely due to the short-term maturities of these instruments or repayable on demand, or that they are interest-bearing at market rates.

The Group’s finance department headed by the chief financial officer is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance director reports directly to the chief financial officer. At each reporting date, the finance department analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer.

Some of the Group’s financial instruments are measured at fair value for financial reporting purposes. The management of the Company is responsible for determining the appropriate valuation techniques and inputs for fair value measurements.

In estimating the fair value, the Group uses observable market data to the extent it is available. Where Level 1 inputs are not available, the Group refers to the prices of recent transactions or engages third-party qualified valuers to perform the valuation.

The management of the Company works closely with qualified external valuers to establish the appropriate valuation techniques and inputs to the model. The management reports the findings to the directors of the Company to explain the cause of fluctuations in the fair value.

Below is summary of significant unobservable inputs to valuation of financial instruments categorized within Level 3 of the fair value hierarchy together with a quantitative sensitivity analysis:

	Valuation Technique	Significant unobservable input	Sensitivity of value to the input
As of December 31, 2023
Movie income right investments of US$3,936,000	Discounted cash flow model	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
As of December 31, 2024
Movie income right investments of US$5,863,000	Discounted cash flow model	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
As of December 31, 2025
Movie income right investments of US$12,040,000	Discounted cash flow model	Discount rate takes into account weighted average cost of capital using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and expected ticket sales performance and expected movie production costs	5% increase/decrease in the discount rate results in decrease/increase in fair value by 0.2%/0.1%
Warrants issued by TGE SPAC	Black-Scholes Simulation Model	Risk-free rate of 3.93%, Estimated implied volatility of 1.94%, market adjustment of 29.52%	5% increase/decrease in the volatility or market adjustments results in decrease/increase in fair value by 0.2%/0.1%

Further details regarding the valuation of these instruments categorized within Level 2 of the fair value hierarchy are disclosed in Note 14 and Note 17.

Fair value hierarchy

The following table illustrates the fair value measurement hierarchy of the Group’s financial instruments:

Assets and liabilities measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price/ observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
As of December 31, 2023
Financial assets at FVTPL	72,052	1,813	3,936	77,801

As of December 31, 2024
Financial assets at FVTPL	407,510	7,171	5,863	420,544
Derivative financial instruments	—	30,339	—	30,339

As of December 31, 2025
Financial assets at FVTPL	304,136	150,110	12,938	467,184
Derivative financial instruments	—	177,450	—	177,450
Financial liabilities at FVTPL	2,430	—	2,665	5,095

During the years ended December 31, 2023, 2024, and 2025, there were no transfers between Level 1 and Level 2 fair value measurements. The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of the reporting period in which the event or change in circumstances that caused the transfer occurred.

The movements in fair value measurements within Level 3 on financial assets at FVTPL during the years are as follow:

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
As of January 1,	13,247	3,936	5,863
Additions	—	90	—
Transfer from Level 2	—	1,612	7,167
Gain on disposal	16,274	—	—
Disposals	(25,539)	—	—
Exchange realignment	(46)	225	(92)
As of December 31,	3,936	5,863	12,938

During the years ended December 31, 2024 and 2025, financial assets at FVTPL amounting to US$1,612,000 and US$7,167,000, respectively, were transferred from Level 2 to Level 3. These transfers occurred because there were no recent market transactions for these specific investments, resulting in the valuation inputs becoming unobservable.

During the years ended December 31, 2023, 2024, and 2025, there were no changes in the valuation techniques used to measure the fair value of the Group’s financial assets and liabilities.

The movements in fair value measurements within Level 3 on financial liabilities at FVTPL during the years are as follow:

US$’000
As of January 1, 2023, 2024 and 2025	—
Issuance of warrants of TGE SPAC	2,539
Exchange realignment	126
As of December 31, 2025	2,665